EARNINGS PER SHARE - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net income	$ 117,684	$ 120,039	$ 188,042
Weighted average number of ordinary shares (in shares)	53,851,304	53,697,594	53,198,015
Share options (in shares)	177,648	288,095	325,851
Weighted average number of shares, adjusted for dilution (in shares)	54,028,952	53,985,689	53,523,866
Basic earnings per share (in dollars per share)	$ 2.19	$ 2.24	$ 3.53
Diluted earnings per share (in dollars per share)	$ 2.18	$ 2.22	$ 3.51